[LOGO] Fifth Third/Maxus Funds

[GRAPHIC]
                                             AGGRESSIVE VALUE FUND


Fifth Third/Maxus Funds
Semi-Annual Report to Shareholders


-----------------
June 30, 2001

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS
In order to reduce expenses of the Fifth Third/Maxus Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third/Maxus Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.





This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third/Maxus Funds, including fees, expenses and sales charges, please call 1-800-282-5706 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third/Maxus Funds are distributed by BISYS Fund Services L.P.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services.

Fifth Third/Maxus Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter to Shareholders

--------------------------------------------------------------------------------

Dear Shareholder,

  We are pleased to present the Fifth Third/Maxus Funds Semi-Annual Report to Shareholders for the six-month period ended June 30, 2001. This is the last financial report that you will receive on the Fifth Third/Maxus Funds. Effective August 13, 2001, the Fifth Third/Maxus Funds joined The Fifth Third Family of Funds*. Your next financial report will be dated December 31, 2001.

  Please note the following information as it relates to your mutual fund account:

  .  The fund names changed as follows:

     Former Name                              Name effective August 13
     -----------                              ------------------------
     Fifth Third/Maxus Equity Fund            Fifth Third MultiCap Value Fund
     Fifth Third/Maxus Aggressive Value Fund  Fifth Third MicroCap Value Fund
     Fifth Third/Maxus Laureate Fund          Fifth Third Worldwide Fund

  . For assistance on your account, please call your Investment Advisor directly or Fifth Third Funds Shareholder Services at 1-800-282-5706. Representatives at Shareholder Services are available from 8:00 a.m. to 9:00 p.m., Monday through Friday.

  .  Mail inquiries should be sent to the following address:

      Fifth Third Funds
      P.O. Box 182706
      Columbus, OH 43218-2706

  . To invest into the Fifth Third Funds by wire, please call 1-800-282-5706 for wiring instructions.

  . Previously, you received your Fifth Third/Maxus Fund statement on a quarterly basis. Beginning in September, you will receive your Fifth Third Fund statement monthly.

  The Fifth Third Funds now offer twenty (20) different investment portfolios to meet your investing needs.

  Once again, we would like to take the opportunity to welcome you to The Fifth Third Family of Funds.

Sincerely,

FIFTH THIRD FUNDS

--------
* Fifth Third/Maxus Income Fund is expected to join The Fifth Third Family of Funds on or about August 31, 2001. At that time, the fund's name will change to the Fifth Third Strategic Income Fund.

Fifth Third/Maxus Aggressive Value Fund
Schedule of Portfolio Investments
June 30, 2001
(Unaudited)
(Amounts in thousands except share amounts)

--------------------------------------------------------------------------------

                                        Market
 Shares                                  Value
 ------- ----------------------------   -------
 Closed End Equity Funds - 9.3%
  33,100 Brantley Capital               $   309
  70,000 Equus II                           655
  10,000 iShares Russell 2000 Index       1,019
 115,000 Malaysia                           403
  50,000 Singapore                          271
  20,000 Templeton China World              188
         ----------------------------   -------
                                          2,845
         ----------------------------   -------
 Common Stocks - 66.2%
         Basic Materials - 4.6%
         ----------------------------
 181,800 Campbell Resources*                 96
  20,000 Oglebay Norton                     528
 200,000 Olympic Steel*                     790
         ----------------------------   -------
                                          1,414
         ----------------------------   -------
         Business Consumables - 8.7%
         ----------------------------
 102,300 Brooktrout*                        789
  35,000 LESCO*                             417
 107,000 Mercury Air Group*                 743
 100,000 Overland Data*                     715
         ----------------------------   -------
                                          2,664
         ----------------------------   -------
         Capital Goods - 10.0%
         ----------------------------
  10,000 Ameron International               667
  20,500 Cubic                              648
  45,000 Flow International*                486
  10,000 FSI International*                 126
 130,700 Media 100*                         208
  50,000 Northwest Pipe*                    795
 100,000 Perceptron*                        135
         ----------------------------   -------
                                          3,065
         ----------------------------   -------
         Consumer Products - 11.7%
         ----------------------------
 175,000 Hartmarx*                          439
 139,400 Lazare Kaplan International*       725
 136,500 Martin Industries*                  41
  90,000 Michael Anthony Jewelers*          248
  27,800 Movado Group                       561
 170,000 RG Barry*                          782
 134,000 Rocky Shoes & Boots*               612
  25,000 Saucony Class A*                   162
         ----------------------------   -------
                                          3,570
         ----------------------------   -------
         Energy - 5.5%
         ----------------------------
 165,000 Ethyl*                             223
  70,000 Harken Energy*                     172
 110,000 Kaneb Services, Inc.               806
  18,000 Patina Oil & Gas                   477
         ----------------------------   -------
                                          1,678
         ----------------------------   -------

                                                         Market
 Shares                                                   Value
 ------- --------------------------------------------    -------
         Financials - 1.1%
         --------------------------------------------
  29,000 Atalanta Sosnoff Capital                        $   322
         --------------------------------------------    -------
         Healthcare - 4.3%
         --------------------------------------------
 100,000 Carrington Laboratories*                            113
 100,000 Orthologic*                                         441
  61,400 Spacelabs Medical*                                  749
         --------------------------------------------    -------
                                                           1,303
         --------------------------------------------    -------
         Hotels & Motels - 0.9%
         --------------------------------------------
 110,000 Wyndham International*                              275
         --------------------------------------------    -------
         Real Estate - 5.2%
         --------------------------------------------
  75,000 Associated Estates Realty                           724
  27,200 Boykin Lodging                                      351
 250,000 Excel Legacy*                                       518
         --------------------------------------------    -------
                                                           1,593
         --------------------------------------------    -------
         Services - 5.8%
         --------------------------------------------
 268,600 Century Business Services*                        1,450
 184,201 Vicinity*                                           317
         --------------------------------------------    -------
                                                           1,767
         --------------------------------------------    -------
         Technology - 4.5%
         --------------------------------------------
  75,000 Ault*                                               406
 100,000 Cambridge Technology Partners                       354
  40,600 Datum*                                              548
  50,000 Digital Impact, Inc.                                 63
         --------------------------------------------    -------
                                                           1,371
         --------------------------------------------    -------
         Wholesale Distribution - 3.9%
         --------------------------------------------
  70,000 Aviall*                                             768
  52,200 Strategic Distribution*                             422
         --------------------------------------------    -------
                                                           1,190
         --------------------------------------------    -------
         Total for Common Stocks - 66.2%                  20,212
         --------------------------------------------    -------
         Total Investments (Cost - $19,775) - 75.5%       23,057
         --------------------------------------------    -------
         Other assets in excess of liabilities - 24.5%     7,469
         --------------------------------------------    -------
         NET ASSETS - 100.0%                             $30,526
         --------------------------------------------    -------

*  Non-Income producing security.
       (See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Aggressive Value Fund
Statement of Assets and Liabilities
June 30, 2001
(Unaudited)
(Amounts in thousands except per share amounts)

--------------------------------------------------------------------------------

Assets:
Investments, at value (cost $19,775)                          $23,057
Cash                                                            7,527
Interest and dividends receivable                                  34
Other assets                                                        5
                                                              -------
  Total Assets                                                 30,623
                                                              -------
Liabilities:
Payable for investments purchased                                  49
Accrued expenses and other payables:
  Investment advisory fees                                         23
  Distribution services--Investor Shares                            8
  Custodian fees                                                    4
  Other                                                            13
                                                              -------
  Total Liabilities                                                97
                                                              -------
Net Assets:
Paid-in Capital                                                27,011
Undistributed net investment income                                43
Undistributed net realized gain from investment transactions      190
Net unrealized appreciation of investments                      3,282
                                                              -------
  Total Net Assets                                            $30,526
                                                              =======
Net Assets:
  Investor Shares                                             $20,441
  Institutional Shares                                         10,085
                                                              -------
  Total                                                       $30,526
                                                              =======
Shares of Beneficial Interest Outstanding
  (Indefinite number of shares authorized, $.10 par value):
  Investor Shares                                               3,298
  Institutional Shares                                          1,614
                                                              -------
  Total                                                         4,912
                                                              =======
Net Asset Value
  Investor Shares                                             $  6.20
                                                              =======
  Institutional Shares                                        $  6.25
                                                              =======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Aggressive Value Fund
Statement of Operations
For the six months ended June 30, 2001
(Unaudited)
(Amounts in thousands)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income                                                $  132
Dividend income                                                   121
                                                               ------
  Total Income                                                    253
                                                               ------
EXPENSES:
Investment advisory fees                                          130
Distribution services--Investor Shares                             44
Custodian fees                                                      4
Trustees' fees                                                      2
Transfer agency/accounting fees                                    17
Professional fees                                                   3
Other fees                                                         16
                                                               ------
  Net Expenses                                                    216
                                                               ------
  Net Investment Income                                            37
                                                               ------
Realized and Unrealized Gains from Investments:
Net realized gains from investment transactions                   297
Change in unrealized appreciation/depreciation of investments   5,891
                                                               ------
Net realized and unrealized gains from investments              6,188
                                                               ------
Change in net assets resulting from operations                 $6,225
                                                               ======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Aggressive Value Fund
Statements of Changes in Net Assets
(Amounts in thousands)

--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended        Year Ended
                                                 June 30, 2001 December 31, 2000
                                                 ------------- -----------------
                                                  (Unaudited)
Increase in Net Assets:
Operations:
Net investment income                               $    37         $   134
Net realized gain from investment transactions          297           2,309
Change in unrealized appreciation/depreciation
 of investments                                       5,891          (3,317)
                                                    -------         -------
  Change in net assets resulting from operations      6,225            (874)
                                                    -------         -------
Distributions to Investor Shareholders:
  From net investment income                             --             (72)
  From net realized gains on investment transac-
   tions                                                (13)         (1,707)
Distributions to Institutional Shareholders:
  From net investment income                             --             (56)
  From net realized gains on investment transac-
   tions                                                 (6)           (718)
                                                    -------         -------
  Change in net assets from shareholder distri-
   butions                                              (19)         (2,553)
                                                    -------         -------
Fund Share (Principal) Transactions:
Proceeds from shares issued                           7,944          16,100
Dividends reinvested                                     17           2,172
Cost of shares redeemed                              (5,808)         (5,089)
                                                    -------         -------
  Change in net assets from fund share transac-
   tions                                              2,153          13,183
                                                    -------         -------
  Change in net assets                                8,359           9,756
Net Assets:
  Beginning of period                                22,167          12,411
                                                    -------         -------
  End of period                                     $30,526         $22,167
                                                    =======         =======

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Aggressive Value Fund -
Financial Highlights
(For a share outstanding throughout each period)

--------------------------------------------------------------------------------

                                                Year Ended
                                 Six Months    December 31,
                                    Ended     ----------------    Year Ended
                                June 30, 2001  2000     1999    Dec. 31, 1998*
                                ------------- -------  -------  --------------
                                 (Unaudited)
Investor Shares
Net Asset Value, Beginning of
 Period                            $  4.88    $  5.58  $  4.80     $  5.00
                                   -------    -------  -------     -------
Income from Investment Opera-
 tions:
  Net investment income (loss)        0.00**     0.03    (0.06)      (0.07)
  Net realized and unrealized
   gains/(losses) from
   investments                        1.32      (0.11)    1.08       (0.09)
                                   -------    -------  -------     -------
  Total from Investment Opera-
   tions                              1.32      (0.08)    1.02       (0.16)
                                   -------    -------  -------     -------
Distributions to shareholders
 from:
  Net investment income                 --      (0.03)      --          --
  Net realized gain on invest-
   ments                             (0.00)**   (0.59)   (0.24)      (0.04)
                                   -------    -------  -------     -------
  Total Distributions                (0.00)     (0.62)   (0.24)      (0.04)
                                   -------    -------  -------     -------
Net Asset Value, End of Period     $  6.20    $  4.88  $  5.58     $  4.80
                                   =======    =======  =======     =======
Total Return                        27.14%(b)  (1.38%)  21.19%      (3.27%)
Ratios to Average Net Assets:
  Net expenses                       1.76%(a)   1.90%    2.10%       2.69% (a)
  Net investment income              0.10%(a)   0.53%   (0.82%)     (1.33%)(a)
Supplemental data:
Net Assets at end of period
 ($000)                             20,441     15,424    9,128       3,159
Portfolio turnover                     34%       116%      96%        109%
                                                Year Ended
                                 Six Months    December 31,
                                    Ended     ----------------    Year Ended
                                June 30, 2001  2000     1999    Dec. 31, 1998*
                                ------------- -------  -------  --------------
                                 (Unaudited)
Institutional Shares
Net Asset Value, Beginning of
 Period                            $  4.91    $  5.62  $  4.82     $  5.00
                                   -------    -------  -------     -------
Income from Investment Opera-
 tions:
  Net investment income (loss)        0.02       0.06    (0.04)      (0.05)
  Net realized and unrealized
   gains/(losses) from
   investments                        1.32      (0.13)    1.08       (0.09)
                                   -------    -------  -------     -------
  Total from Investment Opera-
   tions                              1.34      (0.07)    1.04       (0.14)
                                   -------    -------  -------     -------
Distributions to shareholders
 from:
  Net investment income                 --      (0.05)      --          --
  Net realized gain on invest-
   ments                             (0.00)**   (0.59)   (0.24)      (0.04)
                                   -------    -------  -------     -------
  Total Distributions                (0.00)     (0.64)   (0.24)      (0.04)
                                   -------    -------  -------     -------
Net Asset Value, End of Period     $  6.25    $  4.91  $  5.62     $  4.82
                                   =======    =======  =======     =======
Total Return                        27.39%(b)  (1.21%)  21.60%      (2.87%)
Ratios to Average Net Assets:
  Net expenses                       1.26%(a)   1.40%    1.60%       2.19% (a)
  Net investment income              0.60%(a)   1.03%   (0.32%)     (0.83%)(a)
Supplemental data:
Net Assets at end of period
 ($000)                             10,085      6,743    3,283       1,156
Portfolio turnover                     68%       116%      96%        109%

--------
 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
** Amount is less than $0.005 per share.
(a) Annualized.
(b) Non annualized.

(See Notes which are an integral part of the Financial Statements)

Fifth Third/Maxus Aggressive Value Fund
Notes To Financial Statements
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

(1)Significant Accounting Policies

The Fund is a diversified portfolio of MaxFund Trust, an open-end management investment company, organized as a Trust under the laws of the State of Ohio by a Declaration of Trust dated November 7, 1997. Shares of the Fund are divided into two classes, Investor shares and Institutional shares. Each share represents an equal proportionate interest in the Fund with other shares of the same class. Investor shares incur a distribution expense. The investment objective of the Fund is to obtain capital appreciation. The Fund pursues this objective by investing primarily in equity securities of companies who have a total market value of not less the $10,000,000 or more that $200,000,000 as of the date of investment. Significant accounting policies of the Fund are presented below:

Security Valuation

The Fund intends to invest in a wide variety of equity and debt securities. The investments in securities are carried at market value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Short-term investments are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Security Transaction Timing

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)Investment Advisory Agreement

On December 28, 2000, the shareholders of the Fund approved a new investment advisory agreement, which became effective on January 2, 2001, with Fifth Third Asset Management Inc., a wholly owned

Fifth Third/Maxus Aggressive Value Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

subsidiary of Fifth Third Bancorp. The Investment Advisor receives from the Fund, as compensation for its services to the Fund, an annual fee of 1.00% on the first $150,000,000 of the Fund's net assets, and 0.75% of the Fund's net assets in excess of $150,000,000.

(3)Related Party Transactions

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Since January 2, 2001, BISYS Fund Services Limited Partnership ("BISYS") has served as the national distributor of the Fund's shares. The Fund has entered into a distribution agreement pursuant to which the Fund pays BISYS a fee, accrued daily and payable monthly at an annual rate of 0.50%, based on the average daily net assets for Investor class only. Mutual Shareholder Services provided fund accounting and transfer agent services to the Fund. Fifth Third/Maxus Securities, Inc. is a registered broker-dealer. Fifth Third/Maxus Securities, Inc. effected substantially all of the investment portfolio transactions for the Fund. For this service Fifth Third/Maxus Securities, Inc. received commissions of $43,502 for the six months ended June 30, 2001.

At June 30, 2001, Fifth Third/Maxus Securities, Inc. owned 23,000 shares in the Fund.

Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Advisor and Administrator.

(4)Capital Stock and Distribution

At June 30, 2001, an indefinite number of shares of capital stock ($.10 par value) were authorized, and paid-in capital amounted to $27,010,338.

Transactions in Fund Shares were as follows:
(Amounts in thousands)

                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
CAPITAL TRANSACTIONS:
Investor Shares:
  Shares issued                                $ 5,996           $10,763
  Dividends reinvested                              11             1,469
  Shares redeemed                               (5,192)           (3,655)
                                               -------           -------
  Investor Shares                              $   815           $ 8,577
                                               -------           -------
Institutional Shares:
  Shares issued                                $ 1,948           $ 5,337
  Dividends reinvested                               6               703
  Shares redeemed                                 (616)           (1,434)
                                               -------           -------
  Institutional Shares                         $ 1,338           $ 4,606
                                               -------           -------
Total net increases from capital transac-
 tions                                         $ 2,153           $13,183
                                               =======           =======

Fifth Third/Maxus Aggressive Value Fund
Notes to Financial Statements (continued)
June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

                                           Six Months Ended    Year Ended
                                            June 30, 2001   December 31, 2000
                                           ---------------- -----------------
SHARE TRANSACTIONS:
Investor Shares:
  Shares issued                                 1,070             1,850
  Dividends reinvested                              2               301
  Shares redeemed                                (933)             (628)
                                                -----             -----
  Investor Shares                                 139             1,523
                                                -----             -----
Institutional Shares:
  Shares issued                                   351               886
  Dividends reinvested                              1               143
  Shares redeemed                                (110)             (241)
                                                -----             -----
  Institutional Shares                            242               788
                                                -----             -----
Total net increases from capital transac-
 tions                                            381             2,311
                                                =====             =====

Distributions to shareholders are recorded on the ex-dividend date. Payments in excess of net investment income or of accumulated net realized gains reported in the financial statements are due primarily to book/tax differences (i.e. reclass of market discounts, gain/loss, paydowns and distributions). Payments due to permanent differences have been charged to paid in capital. Payments due to temporary differences have been charged to distributions in excess of net investment income or realized gains.

(5)Purchases and Sales of Securities

During the six months ended June 30, 2001, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,385,464 and $7,667,396 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $2,000,000 respectively.

(6) Security Transactions

For Federal income tax purposes, the cost of investments owned at June 30, 2001 was $19,774,900.

At June 30, 2001, the composition of unrealized appreciation (the excess of value over book cost) and depreciation (the excess of book cost over value) was as follows:

     Appreciation                (Depreciation)                           Net Appreciation
     ------------                --------------                           ----------------
      $5,801,522                  ($2,519,368)                               $3,282,154

(7) New Accounting Pronouncement

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

(8)Reorganization

The Fund entered into an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Fifth Third/Maxus Aggressive Value Fund to the Fifth Third MicroCap Value Fund. This transaction is more fully described in the combined prospectus/proxy statement. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, will be completed on August 13, 2001 and follows approval by shareholders of the Fifth Third/Maxus Aggressive Value Fund. At a special meeting of shareholders of the Fifth Third/Maxus Aggressive Value Fund, shareholders of the Fund acted upon and approved the following matter:

 Approval of the Agreement and Plan of Reorganization by the Fifth Third/Maxus
  Aggressive Value Fund Providing for the Transfer of All of the Assets of the Fifth Third/Maxus Aggressive Value Fund to the Fifth Third MicroCap Value Fund
         in Exchange for Shares of the Fifth Third MicroCap Value Fund

        For                 Against                         Abstain                           Total
        ---                 -------                         -------                           -----
     2,910,409              156,152                         56,232                          3,122,793

Addresses

--------------------------------------------------------------------------------
Fifth Third/Maxus Equity Fund            Fifth Third/Maxus Funds
Fifth Third/Maxus Aggressive Value Fund  c/o Fifth Third Bank
Fifth Third/Maxus Laureate Fund          1404 East Ninth Street, 5th Floor
Fifth Third/Maxus Income Fund            Cleveland, Ohio 44114
--------------------------------------------------------------------------------

Investment Advisor                       Fifth Third Asset Management Inc.
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Custodian                                Fifth Third Bank
                                         38 Fountain Square Plaza
                                         Cincinnati, Ohio 45263

--------------------------------------------------------------------------------

Distributor                              BISYS Fund Services Limited Partnership
                                         3435 Stelzer Road
                                         Columbus, Ohio 43219

--------------------------------------------------------------------------------

Independent Auditors                     McCurdy & Associates CPA's
                                         27955 Clemens Road
                                         Westlake, Ohio 44145

--------------------------------------------------------------------------------

Transfer Agent                           Mutual Shareholder Services LLC
                                         8869 Brecksville Road, Suite C
                                         Brecksville, Ohio 44141

--------------------------------------------------------------------------------

Legal Counsel                            McDonald, Hopkins,
                                         Burke & Haber Co., L.P.A.
                                         2100 Bank One Center
                                         600 Superior Avenue
                                         Cleveland, Ohio 44114-2653

--------------------------------------------------------------------------------

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